Note 9 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Status of the Options Outstanding - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	200,000	7,358,277
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 321 days	3 years 343 days
Options Outstanding, Weighted Average Exercise Price	$ 0.66	$ 0.70
Options Exercisable, Number Exercisable (in Shares)	50,000	7,358,277
Options Exercisable, Weighted Average Exercise Price	$ 0.66	$ 0.70
Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	200,000	3,405,134
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 321 days	6 years 251 days
Options Outstanding, Weighted Average Exercise Price	$ 0.68	$ 0.83
Options Exercisable, Number Exercisable (in Shares)		3,405,134
Options Exercisable, Weighted Average Exercise Price	$ 0.68	$ 0.83
Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	7,358,277	975,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	3 years 251 days	9 years 164 days
Options Outstanding, Weighted Average Exercise Price	$ 0.70	$ 0.84
Options Exercisable, Number Exercisable (in Shares)	7,358,277	491,667
Options Exercisable, Weighted Average Exercise Price	$ 0.70	$ 0.84
Exercise Price 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	3,405,134	60,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	6 years 160 days	1 year 6 months
Options Outstanding, Weighted Average Exercise Price	$ 0.83	$ 1.00
Options Exercisable, Number Exercisable (in Shares)	3,405,134	60,000
Options Exercisable, Weighted Average Exercise Price	$ 0.83	$ 1.00
Exercise Price 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	975,000	300,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 73 days	8 years 233 days
Options Outstanding, Weighted Average Exercise Price	$ 0.84	$ 1.10
Options Exercisable, Number Exercisable (in Shares)	541,667	100,000
Options Exercisable, Weighted Average Exercise Price	$ 0.84	$ 1.10
Exercise Price 6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	60,000	300,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	1 year 3 months	8 years 175 days
Options Outstanding, Weighted Average Exercise Price	$ 1.00	$ 1.15
Options Exercisable, Number Exercisable (in Shares)	60,000	133,333
Options Exercisable, Weighted Average Exercise Price	$ 1.00	$ 1.15
Exercise Price 7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	300,000	100,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	8 years 142 days	3 years 32 days
Options Outstanding, Weighted Average Exercise Price	$ 1.10	$ 1.24
Options Exercisable, Number Exercisable (in Shares)	100,000	100,000
Options Exercisable, Weighted Average Exercise Price	$ 1.10	$ 1.24
Exercise Price 8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	300,000	115,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	8 years 87 days	6 years 87 days
Options Outstanding, Weighted Average Exercise Price	$ 1.15	$ 1.35
Options Exercisable, Number Exercisable (in Shares)	158,333	115,000
Options Exercisable, Weighted Average Exercise Price	$ 1.15	$ 1.35
Exercise Price 9 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	100,000	125,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2 years 306 days	3 years 32 days
Options Outstanding, Weighted Average Exercise Price	$ 1.24	$ 1.45
Options Exercisable, Number Exercisable (in Shares)	100,000	125,000
Options Exercisable, Weighted Average Exercise Price	$ 1.24	$ 1.45
Exercise Price 10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	115,000	330,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	5 years 361 days	6 years 346 days
Options Outstanding, Weighted Average Exercise Price	$ 1.35	$ 1.55
Options Exercisable, Number Exercisable (in Shares)	115,000	296,667
Options Exercisable, Weighted Average Exercise Price	$ 1.35	$ 1.55
Exercise Price 11 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	125,000	7,645
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2 years 306 days	3 years 32 days
Options Outstanding, Weighted Average Exercise Price	$ 1.45	$ 1.58
Options Exercisable, Number Exercisable (in Shares)	125,000	7,645
Options Exercisable, Weighted Average Exercise Price	$ 1.45	$ 1.58
Exercise Price 12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	330,000	3,077,060
Options Outstanding, Weighted Average Remaining Contractual Life (years)	6 years 255 days	7 years 324 days
Options Outstanding, Weighted Average Exercise Price	$ 1.55	$ 1.66
Options Exercisable, Number Exercisable (in Shares)	321,667	3,077,060
Options Exercisable, Weighted Average Exercise Price	$ 1.55	$ 1.66
Exercise Price 13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	7,645	900,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2 years 306 days	6 years 233 days
Options Outstanding, Weighted Average Exercise Price	$ 1.58	$ 1.90
Options Exercisable, Number Exercisable (in Shares)	7,645	900,000
Options Exercisable, Weighted Average Exercise Price	$ 1.58	$ 1.90
Exercise Price 14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	3,077,060
Options Outstanding, Weighted Average Remaining Contractual Life (years)	7 years 237 days
Options Outstanding, Weighted Average Exercise Price	$ 1.66
Options Exercisable, Number Exercisable (in Shares)	3,077,060
Options Exercisable, Weighted Average Exercise Price	$ 1.66
Exercise Price 15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (in Shares)	900,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	6 years 142 days
Options Outstanding, Weighted Average Exercise Price	$ 1.90
Options Exercisable, Number Exercisable (in Shares)	900,000
Options Exercisable, Weighted Average Exercise Price	$ 1.90
Options Outstanding, Number Outstanding (in Shares)	17,453,116	17,053,116
Options Outstanding, Weighted Average Remaining Contractual Life (years)	5 years 262 days	5 years 317 days
Options Outstanding, Weighted Average Exercise Price	$ 1.01	$ 1.02
Options Exercisable, Number Exercisable (in Shares)	16,319,783	16,169,783
Options Exercisable, Weighted Average Exercise Price	$ 1.02	$ 1.02